Prepayments and other assets	6 Months Ended
Jun. 30, 2022
Prepayment and other assets
Prepayments and other assets

6.    Prepayments and other assets, net

		As of December 31,	As of June 30,
		2021	2022
		RMB	RMB
Loans receivable, net	(1)	38,631	32,546
Security deposits with real estate developers, net	(2)	110,910	74,705
Rental and other deposits, net	(3)	12,635	7,359
Other receivables		57,995	64,070
Prepayments and other assets, net		220,171	178,680
Current Portion		220,171	178,680
Total prepayments and other assets, net		220,171	178,680

(1)    Loans receivable, net

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Secured loans	12,746	12,746
Unsecured loans	57,579	26,433
	70,325	39,179
Less: allowance for doubtful loans	(31,694)	(6,633)
Loans receivable, net	38,631	32,546
Current Portion	38,631	32,546
Total loans	38,631	32,546

As of December 31, 2021 and June 30, 2022, loans receivable are primarily personal loans made to home purchasers, home owners, Registered Agents and the Group’s employees. These loans have an original term from 30 days to 5 years and carry interest rates between 3.6%~24% per annum.

On December 25, 2017, the Group entered into a one-year arrangement with an independent third party trust, under which the Group would refer home owners on their platform to obtain personal loans from the trust. The Group is entitled to a loan facilitation fee ranging from 0.8% to 4% of the amounts of completed loan transactions. The personal loans are secured by the homeowners’ properties. The Group provided guarantee on the principal and interest repayment of the loans to the trust and committed to purchase all the unpaid loans principal and accrued interests due from the homeowners upon the end of the arrangement on December 25, 2018. On December 25, 2018, the Group purchased from the trust, pursuant to the arrangement, unpaid secured loans at a consideration of RMB21,424, determined based on the outstanding principal and interest payable by the homeowners. These loans have been recorded in secured loans receivable of RMB12,746 on the unaudited interim condensed consolidated balance sheet as of December 31, 2021 and June 30, 2022, with an allowance for doubtful loans of RMB6,023.

In June 2021, the Group lent aggregately RMB45,000 to certain real estate agent companies in Shenzhen, Suzhou and Shanghai at annual interest rate of 6.48% with repayment terms of 12 months. As of December 31, 2021, and June 30,2022, the Group determined the remaining balance of the loans of RMB25,000 was not recoverable and full provision of allowance for doubtful accounts was made.

The following table sets forth the movement in the allowance for doubtful loans for the years ended December 31, 2021 and June 30, 2022:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Balance at the beginning of the year	4,997	31,694
Provision (Reversal) for the year/period	26,697	(25,061)
Balance at the end of the year/period	31,694	6,633

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the allowance of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2021 and June 30, 2022.

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
1-29 days past Due	200	—
30-89 days past Due	106	2,670
90-179 days past Due	3,690	1,070
Over 180 days past Due	20,407	21,635
Total past Due	24,403	25,375
Current	45,922	13,804
Total loans	70,325	39,179

(2)	Security deposits with real estate developers, net

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	129,300	105,893
- With Sales Commitment Arrangement	42,585	40,085
	171,885	145,978
Less: Allowance for doubtful accounts	(60,975)	(71,273)
Security deposits with real estate developers, net	110,910	74,705

The Group is required to advance certain deposits to obtain the exclusive selling right for a limited period of time under Exclusive Sales Contracts (see note 1). The balance of deposits under Exclusive Sales Contract with Sales Commitment Arrangement is related to a parking space sales project which was entered during the year ended December 31, 2021 and the six months ended June 30,2022.

An allowance for doubtful accounts of RMB60,975 and RMB71,273 was made against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement which were considered not recoverable during the year ended December 31, 2021 and the six months ended June 30, 2022, respectively.

(3)	Rental and other deposits, net

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Rental and other deposits	25,030	11,393
Less: Allowance for doubtful accounts	(12,395)	(4,034)
Rental and other deposits, net	12,635	7,359

An allowance of doubtful accounts of RMB12,395 and RMB4,034 was mainly recognized against rental and other deposits which were considered not recoverable as of December 31,2021 and June 30, 2022.